Unaudited condensed consolidated statements of cash flows - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Profit for the period		$ 50,023	$ 22,382
Adjustments for:
Depreciation		41,484	41,273
Impairment loss on vessels			18,841
Financial costs		18,531	28,580
Financial income		(23)	(276)
Loss/(gain) on derivatives (excluding realized loss on forward foreign exchange contracts held for trading)		(916)	13,342	[1]
Share-based compensation		167	659
Adjusted profit		109,266	124,801	[1]
Movements in working capital		3,751	(14,743)	[1]
Net cash provided by operating activities		113,017	110,058	[1]
Cash flows from investing activities:
Payments for tangible fixed asset additions		(12,241)	(12,027)
Financial income received		23	307
Purchase of short-term investments		(2,500)
Net cash used in investing activities		(14,718)	(11,720)
Cash flows from financing activities:
Borrowings drawdowns			25,940
Borrowings repayments		(54,838)	(55,805)
Interest paid		(21,384)	(28,834)	[1]
Payments of cash collateral for interest rate swaps	[1]		(15,000)
Release of cash collateral for interest rate swaps		280
Payment of loan issuance costs			(189)
Proceeds from public offerings of common units and issuances of general partner units (net of underwriting discounts and commissions)		10,205
Repurchases of common units			(996)
Payment of offering costs		(124)	(15)
Distributions paid		(16,134)	(47,885)
Payments for lease liabilities		(224)	(228)
Net cash used in financing activities		(82,219)	(123,012)	[1]
(Decrease)/increase in cash and cash equivalents		16,080	(24,674)
Cash and cash equivalents, beginning of the period		103,736	96,884
Cash and cash equivalents, end of the period		$ 119,816	$ 72,210

[1]	Restated so as to reflect a change in accounting policy introduced on January 1, 2021, with respect to the reclassification of interest paid and movements of cash collateral for interest rate swaps (Note 2).